Segment Reporting (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Total Revenues	$ 2,975,940	$ 20,387
Total assets	9,225,888	605,314
Splash Beverage Group [Member]
Total Revenues	404,128	20,387
Total assets	8,403,670	446,288
E-Commerce [Member]
Total Revenues	1,896,599	0
Total assets	505,646	159,026
Medical Devices (Discontinued) [Member]
Total Revenues	675,213	0
Total assets	$ 316,572	$ 0